united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 8/31

Date of reporting period: 2/29/16

Item 1. Reports to Stockholders.

Anchor Tactical Credit Strategies Fund
Class A Shares (ATCSX)

Semi-Annual Report
February 29, 2016

1-844-594-1226
www.anchorcapitalfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Anchor Tactical Credit Strategies Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

Anchor Tactical Credit Strategies Fund

Portfolio Review (Unaudited)
February 29, 2016

The Fund’s performance figures for the period ended February 29, 2016, compared to its benchmark:

Since
Inception*

Anchor Tactical Credit Strategies Fund Class A	1.39%
Anchor Tactical Credit Strategies Fund Class A with Load	(3.44)%
Barclays Aggregate Bond Index**	1.50%

*	The Fund commenced operations on September 29, 2015.

**	The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2016, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Fund’s average daily net assets. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s September 29, 2015 prospectus, the Fund’s Total Annual Operating Expense Ratio is 2.89%.

Portfolio Composition (Unaudited)
% of Net Assets
Exchange Traded Funds	87.2%
Short-Term Investments	37.0%
Liabilities Less Cash and Other Assets	(24.2)%
Total	100.0%

Please refer to the Portfolio of Investments in this Shareholder Report for a detailed analysis of the Fund’s holdings.

Anchor Tactical Credit Strategies Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

February 29, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 87.2%
	DEBT FUND - 87.2%
211,000	iShares 20+ Year Treasury Bond ETF	$27,636,780
450,000	iShares iBoxx $ High Yield Corporate Bond ETF	36,036,000
1,200,000	SPDR Barclays High Yield Bond ETF	40,104,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $102,435,184)	103,776,780

	SHORT-TERM INVESTMENT - 37.0%
	MONEY MARKET FUND - 37.0%
44,020,203	Dreyfus Cash Management, Institutional Shares - 0.32% *	44,020,203
	TOTAL SHORT-TERM INVESTMENT - (Cost - $44,020,203)

	TOTAL INVESTMENTS (Cost - $146,455,387)(a) - 124.2%	$147,796,983
	LIABILITIES LESS CASH AND OTHER ASSETS - (24.2)%	(28,820,929)
	NET ASSETS - 100.0%	$118,976,054

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects the seven-day effective yield on February 29, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $146,455,387 and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,431,400
Unrealized Depreciation:	(89,804)
Net Unrealized Appreciation:	$1,341,596

See accompanying notes to financial statements.

Anchor Tactical Credit Strategies Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

February 29, 2016

ASSETS
Investment securities:
At cost	$146,455,387
At value	$147,796,983
Cash at broker	51,207,775
Dividends and interest receivable	1,473
Receivable for fund shares sold	1,224,106
Receivable for securities sold	9,784,452
Prepaid expenses	76,698
TOTAL ASSETS	210,091,487

LIABILITIES
Payable for investments purchased	90,604,991
Payable for fund shares redeemed	323,256
Investment advisory fees payable	138,260
Distribution (12b-1) fees payable	21,603
Payable to related party	20,273
Accrued expenses and other liabilities	7,050
TOTAL LIABILITIES	91,115,433
NET ASSETS	$118,976,054

Net Assets Consist Of:
Paid in capital	$117,721,942
Undistributed net investment loss	(349,524)
Accumulated net realized gain from investments and securities sold short	262,040
Net unrealized appreciation on investments	1,341,596
NET ASSETS	$118,976,054
Class A
Net Assets	$118,976,054
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,761,754
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$10.12
Maximum Offering Price Per Share ($10.12/0.9525)	$10.62

(a)	The Fund charges a fee of 1% on redemptions of shares held for less than 60 days.

See accompanying notes to financial statements.

Anchor Tactical Credit Strategies Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Period Ended February 29, 2016*

INVESTMENT INCOME
Dividends	$625,495
Interest	15,741
TOTAL INVESTMENT INCOME	641,236

EXPENSES
Investment advisory fees	511,418
Broker fees	99,236
Distribution (12b-1) fees	79,909
Dividend expense	56,755
Administrative services fees	34,005
Accounting services fees	12,308
Legal fees	8,964
Transfer agent fees	8,374
Audit fees	6,846
Registration fees	5,968
Compliance officer fees	5,703
Printing and postage expenses	4,994
Trustees’ fees and expenses	4,485
Organizational Cost	3,363
Custodian fees	3,182
Offering Cost	2,994
Insurance expense	1,635
Miscellaneous expense	1,062
Non 12b-1 shareholder servicing fees	207
NET EXPENSES	851,408

NET INVESTMENT LOSS	(210,172)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	228,458
Securities sold short	33,582
Net change in unrealized appreciation on:
Investments	1,341,596
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,603,636

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,393,464

*	The Fund commenced operations on September 29, 2015.

See accompanying notes to financial statements.

Anchor Tactical Credit Strategies Fund

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the
Period Ended
February 29, 2016*
FROM OPERATIONS:
Net investment loss	$(210,172)
Net realized gain from investments and securities sold short	262,040
Net change in unrealized appreciation of investments	1,341,596
Net increase in net assets resulting from operations	1,393,464

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class A	(139,352)
Net decrease in net assets from distributions to shareholders	(139,352)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	134,022,008
Reinvestment of dividends	139,352
Payments for shares redeemed	(16,439,418)
Net increase in net assets from shares of beneficial interest	117,721,942

TOTAL INCREASE IN NET ASSETS	118,976,054

NET ASSETS
Beginning of Period	—
End of Period **	$118,976,054

** Includes undistributed net investment loss of:	$(349,524)

SHARE ACTIVITY
Shares sold	13,392,700
Shares reinvested	14,005
Shares redeemed	(1,644,951)
Net increase in shares of beneficial interest outstanding	11,761,754

*	The Fund commenced operations on September 29, 2015.

See accompanying notes to financial statements.

Anchor Tactical Credit Strategies Fund
FINANCIAL HIGHLIGHTS (Unaudited)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented.

	Period*
	Ended
	February 29, 2016

Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss (1)	(0.03)
Net realized and unrealized gain on investments	0.17
Total from investment operations	0.14
Less distributions:
From net investment income	(0.02)
Total distributions	(0.02)
Net asset value, end of period	$10.12
Total return (2)	1.39	% (3)
Net assets, end of period (000s)	$118,976
Ratio of expenses to average net assets (5)	2.66	% (4)
Ratio of expenses to average net assets excluding dividend expense (5)	2.18	% (4)
Ratio of net investment loss to average net assets (5)(6)	(0.66	)% (4)
Portfolio turnover rate	1,460	% (3)

*	For the period September 29, 2015 (commencement of operations) through February 29, 2016.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Tactical Credit Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 29, 2016

1.	ORGANIZATION

The Anchor Tactical Credit Strategies Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to provide total return from income and capital appreciation with a secondary objective of limiting risk during unfavorable market conditions. The Fund commenced operations on September 29, 2015. The Fund offers two share classes designated as Class A and Institutional Class. The Institutional Class has not commenced operations. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the

Anchor Tactical Credit Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2016

“fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the

Anchor Tactical Credit Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2016

identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 29, 2016 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$103,776,780	$—	$—	$103,776,780
Short-Term Investment	44,020,203	—	—	44,020,203
Total	$147,796,983	$—	$—	$147,796,983

There were no transfers between any level during the period ended February 29, 2016.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size.

Anchor Tactical Credit Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2016

Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions expected to be taken in the Fund’s 2016 tax return and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Organizational and Offering Costs – Organizational costs of $3,363 were charged to expenses as incurred. Offering costs incurred by the Fund of $21,570 were treated as deferred charges until operations commenced and will be amortized over a 12 month period using the straight line method.

Anchor Tactical Credit Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2016

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended February 29, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $746,559,154 and $644,352,427, respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Anchor Capital Management Group, Inc. serves as the Fund’s investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.60% of the Fund’s average daily net assets. For the period ended February 29, 2016, the Fund incurred $511,418 of advisory fees.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least December 31, 2016, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 2.25% of the Fund’s average daily net assets. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three fiscal years following when such amounts were waived and/or reimbursed. During the period ended February 29, 2016, no fees were waived by the Adviser.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Class A may pay up to 0.25% of its average daily net assets to pay for certain distribution activities and shareholder services. For the period ended February 29, 2016, $79,909 was incurred under the Plan for Class A.

Anchor Tactical Credit Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2016

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the period ended February 29, 2016, the Distributor received $46,433 in underwriting commissions for sales of Class A shares, of which $10,433 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund from which the redemption is made. The Fund did not receive redemption fees for the period ended March 31, 2016.

6.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the iShares iBoxx $ High Yield Corporate Bond ETF (“iShares”), SPDR Barclays High Yield Bond ETF (“SPDR”), and Dreyfus Cash Management Fund (“Dreyfus”). The Fund may redeem its investment from iShares, SPDR or

Anchor Tactical Credit Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2016

Dreyfus at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of iShares, SPDR and Dreyfus. The financial statements of iShares, SPDR and Dreyfus, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of February 29, 2016, the percentage of the Fund’s net assets invested in iShares, SPDR and Dreyfus were 30.3%, 33.7% and 37.0%, respectively.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of February 29, 2016, Trust Company of America, an account holding shares for the benefit of others in nominee name, held approximately 89% of the voting securities of the Fund’s Class A shares. The Fund has no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of either class.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Anchor Tactical Credit Strategies Fund
EXPENSE EXAMPLES
February 29, 2016 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period
	Value	Value	Ratio***	9/29/15 -
	9/29/15	2/29/16		2/29/16
Actual*
Anchor Tactical Credit Strategies Fund	$1,000.00	$ 1,013.90	2.18%	$ 9.16
Hypothetical**
(5% return before expenses)
Anchor Tactical Credit Strategies Fund	$1,000.00	$ 1,014.04	2.18%	$ 10.89

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period from inception through February 29, 2016 (153), divided by the number of days in the fiscal year (366).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended February 29, 2016 (182), divided by the number of days in the fiscal year (366).

***	Annualized expense ratio does not include dividend expense.

Anchor Tactical Credit Strategies Fund
ADDITIONAL INFORMATION (Unaudited)
February 29, 2016

Anchor Capital Management Group, Inc. (Adviser to Anchor Tactical Credit Strategies Fund)*

In connection with the Organizational Meeting of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust IV (the “Trust”), held on July 29, 2015, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Anchor Capital Management Group, Inc. (the “Adviser”) and the Trust, with respect to the Anchor Tactical Credit Strategies Fund (the “Fund”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that the Adviser has approximately $185 million in assets under management and has over 20 years of experience managing assets invested in the proposed asset class. The Trustees further noted that the Adviser has served as adviser or sub-adviser to several other registered investment companies. The Trustees reviewed the Adviser’s practices for monitoring compliance as set forth in the materials provided to the Board in advance of the meeting. The Trustees noted that the Adviser will review trades on a daily basis and portfolio holdings on a periodic basis to assure compliance with the Fund’s investment objective. The Trustees further noted that the Adviser has had no compliance issues or material litigation related to the other funds it manages. After further discussion, the Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance. The Trustees discussed performance information for the Anchor Alternative Income SMA (“Anchor SMA”) which is a long short strategy managed by the Adviser since 2007. The Trustees reviewed the performance of the strategy over the last one year, five year and since inception periods, and compared the performance to that of its benchmark, the HFRX Absolute Return Index. The Trustees noted that the strategy has nominally underperformed its benchmark over the past one year and five year periods, but has significantly outperformed its benchmarks since inception. The Trustees noted that the investment strategy of the Fund will differ from that of Anchor SMA, but viewed Anchor SMA’s performance as a favorable indication of the Adviser’s potential to generate positive returns for shareholders.

Fees and Expenses. The Trustees noted that the Adviser proposes to charge a management fee of 1.60% of net daily assets. They further noted that the fee is lower than average management fee for the Adviser selected peer group but significantly higher than the average management fee for the Fund’s Morningstar category. The Trustees discussed the Adviser’s position that the peer group is a better measure of whether the management fee proposed by the Adviser is reasonable due to the greater similarities in investment strategies among the Fund and the funds in the Peer group than among the Fund and the funds in the

Anchor Tactical Credit Strategies Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
February 29, 2016

Morningstar category. The Trustees agreed that average management fee for the peer group appears to be a more appropriate metric by which to measure the reasonableness of the proposed management fee. After further discussion, the Trustees concluded that the advisory fee is reasonable.

Profitability. The Trustees noted that the Adviser does not expect to derive any profits in connection with its services to the Fund for the first 12 months of operations. The Trustees concluded, after further discussion of the profitability analysis provided, that excessive profitability from the Adviser’s relationship with the Fund is not an issue at this time.

Economies of Scale. The Trustees noted that economies of scale have not yet been reached as the Fund has not yet launched. The Trustees also acknowledged that the 1.60% management fee leaves opportunity for breakpoints in the future if assets grow.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Advisory Agreement is in the best interests of the Anchor Tactical Credit Strategies Fund and its future shareholders.

*	Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies will be available without charge, upon request, by calling 1-844-594-1226 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-594-1226.

ADVISER
Anchor Capital Management Group, Inc.
15 Enterprise, Suite 450
Aliso Viejo, California 92656

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 5/2/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 5/2/16

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 5/2/16